Debt - Summery of Outstanding Convertible Debenture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion of Convertible Debentures into common stock	$ (7,735)	$ 0	$ 0
Convertible Debentures [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	0
Issuance of Convertible Debentures	24,000
Change in fair value of Convertible debentures	(3,700)
Repayment of Convertible Debentures	(15,625)
Conversion of Convertible Debentures into common stock	(7,735)
Convertible debentures, ending period	4,340	0
Oramed Note
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	0
Issuance of Convertible Debentures	106,252
Change in fair value of Convertible debentures	2,837
Repayment of Convertible Debentures	(5,000)
Convertible debentures, ending period	$ 104,089	$ 0